CONSOLIDATED STATEMENTS OF CASH FLOWS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF CASH FLOWS
A. CASH FLOWS FROM OPERATING ACTIVITIES:	$ (7,170)	$ 28,818	$ 17,505
Profit for the year	18,678	16,536	14,064
Adjustments made to obtain the cash flows from operating activities-	7,494	7,129	5,971
Depreciation and amortization	2,533	2,058	1,863
(Gains)/losses on disposal of non-current assets held for sale not classified as discontinued operations	(69)	(71)	(91)
(Gains)/losses on disposal of assets not classified as non-current assets held for sale	(6)	(20)	(7)
Income tax expense recognized in consolidated income statement	5,496	5,351	4,304
Expense recognized with respect to equity-settled share-based payments	283	131	68
Effect of foreign exchange rate changes on foreign currency subordinated additional Tier I Capital Notes	(479)
Effect of foreign exchange rate changes on foreign currency cash deposits	(264)	(320)	(166)
Net (increase)/decrease in operating assets-	218	(156,934)	(214,901)
Financial assets held for trading	27,007	(15,726)	(119,272)
Other financial assets at fair value through profit or loss	(9,365)	(13,903)	4,064
Available-for-sale financial assets	(10,877)	(52,951)	(31,971)
Loans and receivables	(3,927)	(74,811)	(67,060)
Other operating assets	(2,620)	457	(662)
Net increase/(decrease) in operating liabilities-	(29,596)	170,895	213,440
Financial liabilities held for trading	(27,103)	94,255	35,768
Other financial liabilities at fair value through profit or loss	(16,207)	(71,481)	97,821
Financial liabilities at amortized cost	16,747	130,265	75,398
Other operating liabilities	(3,033)	17,856	4,453
Income tax paid	(4,114)	(8,902)	(1,187)
Dividends received from equity instruments	150	94	118
B. CASH FLOWS FROM INVESTING ACTIVITIES:	(4,525)	(3,092)	(2,946)
Payments-	(4,528)	(3,097)	(2,951)
Tangible assets	(1,816)	(1,096)	(1,190)
Intangible assets	(2,712)	(2,001)	(1,761)
Proceeds-	3	5	5
Disposal of tangible assets	3	5	5
C. CASH FLOWS FROM FINANCING ACTIVITIES:	(9,545)	(7,171)	(6,760)
Payments-	(9,545)	(17,468)	(6,760)
Dividends paid to owners	(8,910)	(17,468)	(6,760)
Paid interest on Subordinated Additional Tier I Capital Notes	(635)
Proceeds-		10,297
Issue of Tier II Subordinated Capital Notes		10,297
D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH	264	320	166
E. NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(20,976)	18,875	7,965
F. CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	78,663	59,788	51,823
G. CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 57,687	$ 78,663	$ 59,788